Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Jun. 30, 2014
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	10,851,500	10,851,500
Common stock, shares outstanding	10,851,500	10,851,500